Merger (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Merger
Schedule for merger financing

Prior to the Merger, Former CarLotz and Acamar Partners filed separate standalone federal, state and local income tax returns. As a result of the Merger, structured as a reverse acquisition for tax purposes, Acamar Partners was renamed CarLotz, Inc., and became the parent of the consolidated filing group, with Former CarLotz as a subsidiary.

Recapitalization
Cash–Acamar Partners’ trust and cash	$309,999
Cash–PIPE	125,000
Less: consideration delivered to existing shareholders of Former CarLotz	(62,693)
Less: consideration to pay accrued dividends	(4,853)
Less: transaction costs and advisory fees paid	(47,579)
Less: payments on cash considerations associated with stock options	(2,465)
Net contributions from Merger and PIPE financing	317,409
Liabilities relieved: preferred stock obligation	2,832
Liabilities relieved: KAR/AFC note	3,625
Liabilities relieved: Historic warrant liability:	144
Less: earnout shares liability	(74,285)
Less: warrants liability	(39,025)

Schedule of stock warrants	The following is an analysis of the warrants to purchase shares of the Company’s stock deemed acquired as part of the Merger and outstanding during the three months ended March 31, 2021:

March 31, 2021
Stock warrants outstanding–Public	10,185,774
Stock warrants outstanding–Private	6,074,310
Stock warrants cancelled	—
Stock warrants exercised	—
Stock warrants outstanding	16,260,084

	2020	2019
Stock warrants outstanding, January 1	699,026	239,121
Stock warrants issued with convertible notes payable	78,239	459,905
Stock warrants cancelled	—	—
Stock warrants exercised	—	—
Stock warrants outstanding, December 31	777,265	699,026